Authorization and Basis of Preparation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 Exchange_Rate	Dec. 31, 2021
Other Revenue And Expense Net [Line Items]
Employee benefits provision	33.00%	33.00%
Currency exchange rate	19.4143
U.S
Other Revenue And Expense Net [Line Items]
Currency exchange rate	19.4143	20.5835
Mexican Central Bank and SHCP | U.S
Other Revenue And Expense Net [Line Items]
Currency exchange rate	19.4143